Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2019
Registrant Name	dei_EntityRegistrantName	VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS
CIK	dei_EntityCentralIndexKey	0001070414
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 27, 2020
Effective Date	dei_DocumentEffectiveDate	Mar. 27, 2020
Prospectus Date	rr_ProspectusDate	Mar. 27, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A